Share Based Payments (Details 1)	12 Months Ended
Dec. 31, 2018 € / shares
10 March 2017 [Member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Grant date share price	€ 1.725
Exercise share price	€ 1.725
Vesting periods	Yr1, Yr 2, Yr 3, Yr4
Option life	10 years
10 March 2017 [Member] | Bottom of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	0.38%
Expected volatility	80.00%
10 March 2017 [Member] | Top of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	1.09%
Expected volatility	167.00%
30 August 2017 [Member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Grant date share price	€ 1.595
Exercise share price	€ 1.595
Vesting periods	Yr 1, Yr 2, Yr 3, Yr4
Option life	10 years
30 August 2017 [Member] | Bottom of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	0.69%
Expected volatility	58.00%
30 August 2017 [Member] | Top of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	1.09%
Expected volatility	60.00%
30 April 2018 [Member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Grant date share price	€ 0.8175
Exercise share price	€ 0.8175
Vesting periods	Yr1, Yr 2, Yr 3, Yr4
Option life	10 years
30 April 2018 [Member] | Bottom of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	0.69%
Expected volatility	58.00%
30 April 2018 [Member] | Top of range [member]
IfrsDisclosureofShareBasedPaymentsLineItems [Line Items]
Risk free rate	1.03%
Expected volatility	60.00%